INCOME TAXES (Schedule of Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAXES
Current tax		¥ 734,617	¥ 246,591	¥ 304,383
Deferred tax		(353,410)	(260,540)	(175,862)
Income tax expense/ (benefit)	$ 58,590	¥ 381,207	¥ (13,949)	¥ 128,521